Liabilities assumed from time charters attached - Unamortized balance expected to be amortized (table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Liabilities Assumed From Time Charters Attached
July 1 to December 31, 2026	$ 3,949
2027	4,275
Liabilities assumed from time charters attached	$ 8,224	$ 12,322